Revenue Recognition (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Contracted but unsatisfied performance obligations	$ 643,564		$ 643,564		$ 850,000	$ 3,246,000
Revenues	$ 3,257,357	$ 1,751,255	$ 6,647,748	$ 3,647,590
Revenue Benchmark [Member] | Two Customer [Member] | Customer Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Concentration risk, percentage					45.00%
Revenues					$ 572,621
Revenue Benchmark [Member] | Three Customer [Member] | Customer Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Concentration risk, percentage			39.00%	60.00%		49.00%
Revenues			$ 780,637	$ 621,161		$ 456,460